Condensed Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Preferred Stock [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Common Stock [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Additional Paid-in Capital [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Retained Earnings [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]	Conversion of CRG into Series A Preferred Stock [Member] Preferred Stock [Member]	Conversion of CRG into Series A Preferred Stock [Member] Common Stock [Member]	Conversion of CRG into Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion of CRG into Series A Preferred Stock [Member] Retained Earnings [Member]	Conversion of CRG into Series A Preferred Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Preferred Stock [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Common Stock [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Retained Earnings [Member]	Conversion of Series C Preferred Stock into Common Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016																												59,432
Balance at Dec. 31, 2016																												$ 1	$ 256,629	$ (252,389)	$ 4,241
Employee stock-based compensation																													4,966		4,966
Issuance of common stock in August public offering, net of commissions and issuance costs																													3,589		3,589
Net and comprehensive loss																														(48,732)	(48,732)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												23,452
Issuance of common stock (in shares)																												476
Issuance of common stock																													246		246
Balance (in shares) at Dec. 31, 2017																												83,359
Balance at Dec. 31, 2017																													265,636	(301,327)	(35,690)
Issuance of common stock under officers and directors purchase plan																													5		5
Stock Issued During Period, Shares, Employee Stock Purchase Plans																												209
Employee stock-based compensation																													2,027		2,027
Issuance of common stock in August public offering, net of commissions and issuance costs			$ 3,021		$ 3,021															$ 15,525	$ 15,525
Accretion of Series A Preferred Stock dividends																													(2,082)		(2,082)
Net and comprehensive loss																														(21,468)	(21,468)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)		216,618																	17,979
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												209
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor																													106		106
Exercises of warrants for common stock																													581		581
Conversion of convertible securities (in shares)						41,800					(16,278)	813,958
Conversion of convertible securities								$ 41,800		$ 41,800		$ 1	$ (1)
Issuance of common stock (in shares)																												4,220
Issuance of common stock																													337		337
Balance (in shares) at Sep. 30, 2018																											43,501	1,155,414
Balance at Sep. 30, 2018																												$ 1	326,949	(322,788)	4,162
Balance (in shares) at Dec. 31, 2017																												83,359
Balance at Dec. 31, 2017																													265,636	(301,327)	(35,690)
Issuance of common stock under officers and directors purchase plan																													21		21
Stock Issued During Period, Shares, Employee Stock Purchase Plans																												4,401
Employee stock-based compensation																													3,080		3,080
Issuance of common stock in August public offering, net of commissions and issuance costs		$ 2	$ 3,024		$ 3,026															$ 15,525	$ 15,525
Accretion of Series A Preferred Stock dividends																													(2,918)		(2,918)
Net and comprehensive loss																														(27,558)	(27,558)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)		216,618																	17,979
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												4,401
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor																													106		106
Exercises of warrants for common stock (in shares)																												29,050
Exercises of warrants for common stock																													581		581
Conversion of convertible securities (in shares)						41,800					(16,278)	813,915		(6,416)	1,604,000
Conversion of convertible securities								$ 42,794		$ 42,794		$ 8	(8)		$ 16	$ (16)
Balance (in shares) at Dec. 31, 2018																											45,671	3,492,200
Balance at Dec. 31, 2018																												$ 3	338,342	(328,885)	9,460
Balance (in shares) at Jun. 30, 2018																											43,501	930,587
Balance at Jun. 30, 2018																												$ 1	323,991	(317,400)	6,592
Issuance of common stock under officers and directors purchase plan																													5		5
Stock Issued During Period, Shares, Employee Stock Purchase Plans																												209
Employee stock-based compensation																													768		768
Issuance of common stock in August public offering, net of commissions and issuance costs																													3,021		3,021
Accretion of Series A Preferred Stock dividends																													(836)		(836)
Net and comprehensive loss																														(5,388)	(5,388)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												216,618
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												209
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor
Balance (in shares) at Sep. 30, 2018																											43,501	1,155,414
Balance at Sep. 30, 2018																												$ 1	326,949	(322,788)	4,162
Balance (in shares) at Dec. 31, 2018																											45,671	3,492,200
Balance at Dec. 31, 2018																												$ 3	338,342	(328,885)	9,460
Issuance of common stock under officers and directors purchase plan																													54		54
Stock Issued During Period, Shares, Employee Stock Purchase Plans																												18,735
Issuance of common stock upon vesting of restricted stock units (in shares)																												96,356
Issuance of common stock upon vesting of restricted stock units
Employee stock-based compensation																													1,532		1,532
Issuance of common stock in August public offering, net of commissions and issuance costs																												$ 4	3,807		3,811
Accretion of Series A Preferred Stock dividends																													(2,685)		(2,685)
Net and comprehensive loss																														(14,329)	(14,329)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												3,813,559
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												18,735
Exercises of warrants for common stock (in shares)																												1,998,079
Exercises of warrants for common stock																												$ 2	7,991		7,993
Conversion of convertible securities (in shares)											(1,523)	380,750		(2,170)	542,500
Conversion of convertible securities															$ 1	$ (1)
Issuance of Series A Preferred stock to pay dividends (in shares)																						2,945
Issuance of Series A Preferred stock to pay dividends																								$ 2,918		$ 2,918
Balance (in shares) at Sep. 30, 2019																											44,923	10,342,179
Balance at Sep. 30, 2019																												$ 10	351,958	(343,214)	8,754
Balance (in shares) at Jun. 30, 2019																											44,923	6,421,317
Balance at Jun. 30, 2019																												$ 6	348,505	(338,591)	9,920
Issuance of common stock under officers and directors purchase plan																													18		18
Stock Issued During Period, Shares, Employee Stock Purchase Plans																												10,947
Issuance of common stock upon vesting of restricted stock units (in shares)																												96,356
Issuance of common stock upon vesting of restricted stock units
Employee stock-based compensation																													523		523
Issuance of common stock in August public offering, net of commissions and issuance costs																												$ 4	3,807		3,811
Accretion of Series A Preferred Stock dividends																													(895)		(895)
Net and comprehensive loss																														(4,623)	(4,623)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												10,947
Balance (in shares) at Sep. 30, 2019																											44,923	10,342,179
Balance at Sep. 30, 2019																												$ 10	$ 351,958	$ (343,214)	$ 8,754